Shareholder Report		12 Months Ended
		Jun. 30, 2026 USD ($) Holding	Jun. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		The UBS Funds
Entity Central Index Key		0000886244
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000008182
Shareholder Report [Line Items]
Fund Name		UBS Global Allocation Fund
Class Name		Class A
Trading Symbol		BNGLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]		This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.20%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• Against a supportive macroeconomic backdrop characterized by resilient economic growth, robust corporate earnings, and continued Artificial Intelligence (AI) led capital expenditure, our equity overweight was a meaningful source of added value.

• At the regional level, overweight allocations to emerging markets (EM) and Japanese equities were among the strongest contributors. Additionally, a relative value preference for European banks relative to broader European equities contributed positively as the sector benefited from attractive valuations and strong earnings momentum.

• Foreign exchange/currency (FX) positioning added meaningfully to returns in large part due to a long Brazilian Real (BRL) position held over this past year. This was partially offset by a short British Pound (GBP) position.

• Fixed income positioning contributed positively overall. Credit allocations were beneficial, and our exposure to Australian government bonds generated strong relative returns. Offsetting some of these gains, a long position in UK Gilts detracted as the market continued to face fiscal and supply-related headwinds.

Security or Fund Selection:

Security selection modestly contributed to performance during the period, led by strong excess returns from allocations to US Large Cap Growth and Emerging Markets HALO strategies. Offsetting a portion of these gains, allocations to US Large Cap Value HALO and International HALO strategies underperformed their respective benchmarks and were the primary detractors to relative performance over the fiscal year.

We use derivatives extensively for capital management, risk management, and the implementation of asset allocation views. Equity, fixed income, and currency futures are employed to efficiently gain or adjust exposures, manage portfolio risk, and complement our active manager allocations. Derivatives may also be used to obtain desired market exposures while maintaining compliance with portfolio and regulatory guidelines.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	MSCI All Country World Index (net)	FTSE World Government Bond Index (Hedged in USD)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
6/30/16	$9,449	$10,000	$10,000	$10,000
7/31/16	$9,729	$10,431	$10,035	$10,273
8/31/16	$9,801	$10,466	$10,003	$10,280
9/30/16	$9,883	$10,530	$9,997	$10,315
10/31/16	$9,756	$10,351	$9,867	$10,157
11/30/16	$9,648	$10,430	$9,702	$10,135
12/31/16	$9,763	$10,655	$9,722	$10,275
1/31/17	$9,948	$10,947	$9,649	$10,413
2/28/17	$10,133	$11,254	$9,734	$10,624
3/31/17	$10,299	$11,391	$9,722	$10,697
4/30/17	$10,446	$11,569	$9,787	$10,826
5/31/17	$10,640	$11,825	$9,837	$10,992
6/30/17	$10,631	$11,878	$9,800	$11,005
7/31/17	$10,862	$12,210	$9,821	$11,199
8/31/17	$10,982	$12,257	$9,921	$11,270
9/30/17	$11,037	$12,494	$9,858	$11,372
10/31/17	$11,203	$12,753	$9,902	$11,534
11/30/17	$11,342	$13,000	$9,927	$11,680
12/31/17	$11,389	$13,210	$9,931	$11,795
1/31/18	$11,754	$13,955	$9,863	$12,162
2/28/18	$11,455	$13,369	$9,868	$11,857
3/31/18	$11,417	$13,083	$9,989	$11,764
4/30/18	$11,389	$13,208	$9,950	$11,812
5/31/18	$11,398	$13,224	$9,970	$11,831
6/30/18	$11,305	$13,153	$10,008	$11,811
7/31/18	$11,501	$13,549	$9,986	$12,014
8/31/18	$11,473	$13,656	$9,997	$12,076
9/30/18	$11,501	$13,715	$9,952	$12,086
10/31/18	$10,799	$12,687	$9,952	$11,542
11/30/18	$10,921	$12,873	$10,021	$11,675
12/31/18	$10,509	$11,966	$10,189	$11,260
1/31/19	$11,146	$12,911	$10,280	$11,834
2/28/19	$11,295	$13,256	$10,271	$12,020
3/31/19	$11,445	$13,423	$10,467	$12,202
4/30/19	$11,717	$13,876	$10,450	$12,441
5/31/19	$11,267	$13,053	$10,638	$12,088
6/30/19	$11,754	$13,908	$10,791	$12,633
7/31/19	$11,754	$13,949	$10,875	$12,694
8/31/19	$11,651	$13,618	$11,189	$12,660
9/30/19	$11,754	$13,904	$11,122	$12,790
10/31/19	$12,007	$14,285	$11,075	$12,978
11/30/19	$12,194	$14,633	$11,030	$13,147
12/31/19	$12,478	$15,149	$10,962	$13,393
1/31/20	$12,428	$14,981	$11,211	$13,425
2/29/20	$11,827	$13,771	$11,389	$12,860
3/31/20	$10,604	$11,912	$11,398	$11,822
4/30/20	$11,346	$13,188	$11,501	$12,625
5/31/20	$11,676	$13,762	$11,485	$12,948
6/30/20	$11,847	$14,202	$11,519	$13,211
7/31/20	$12,368	$14,953	$11,634	$13,683
8/31/20	$12,749	$15,868	$11,515	$14,130
9/30/20	$12,488	$15,356	$11,602	$13,899
10/31/20	$12,358	$14,983	$11,595	$13,693
11/30/20	$13,591	$16,830	$11,616	$14,716
12/31/20	$14,175	$17,611	$11,632	$15,134
1/31/21	$14,073	$17,531	$11,546	$15,047
2/28/21	$14,246	$17,937	$11,296	$15,126
3/31/21	$14,429	$18,416	$11,274	$15,357
4/30/21	$14,755	$19,222	$11,275	$15,760
5/31/21	$14,918	$19,521	$11,296	$15,919
6/30/21	$14,877	$19,778	$11,357	$16,080
7/31/21	$14,867	$19,914	$11,528	$16,242
8/31/21	$15,102	$20,413	$11,492	$16,466
9/30/21	$14,786	$19,569	$11,356	$15,980
10/31/21	$15,203	$20,568	$11,335	$16,458
11/30/21	$14,816	$20,073	$11,470	$16,298
12/31/21	$15,300	$20,876	$11,366	$16,630
1/31/22	$14,800	$19,851	$11,197	$16,042
2/28/22	$14,446	$19,338	$11,067	$15,719
3/31/22	$14,422	$19,757	$10,821	$15,783
4/30/22	$13,568	$18,175	$10,528	$14,854
5/31/22	$13,665	$18,197	$10,457	$14,824
6/30/22	$12,787	$16,663	$10,333	$14,005
7/31/22	$13,214	$17,826	$10,576	$14,723
8/31/22	$12,811	$17,170	$10,259	$14,221
9/30/22	$12,067	$15,526	$9,937	$13,226
10/31/22	$12,469	$16,463	$9,902	$13,686
11/30/22	$13,006	$17,740	$10,114	$14,440
12/31/22	$12,700	$17,042	$9,903	$13,979
1/31/23	$13,365	$18,264	$10,127	$14,706
2/28/23	$12,943	$17,740	$9,966	$14,360
3/31/23	$12,892	$18,287	$10,235	$14,780
4/30/23	$12,943	$18,550	$10,270	$14,928
5/31/23	$12,790	$18,351	$10,225	$14,806
6/30/23	$13,276	$19,417	$10,198	$15,307
7/31/23	$13,621	$20,128	$10,166	$15,623
8/31/23	$13,327	$19,565	$10,150	$15,352
9/30/23	$12,815	$18,756	$9,961	$14,856
10/31/23	$12,457	$18,192	$9,902	$14,553
11/30/23	$13,276	$19,871	$10,216	$15,544
12/31/23	$13,897	$20,826	$10,539	$16,188
1/31/24	$13,805	$20,948	$10,505	$16,224
2/29/24	$14,119	$21,847	$10,428	$16,594
3/31/24	$14,498	$22,533	$10,508	$16,958
4/30/24	$14,028	$21,789	$10,335	$16,511
5/31/24	$14,498	$22,674	$10,395	$16,951
6/30/24	$14,538	$23,179	$10,479	$17,233
7/31/24	$14,760	$23,553	$10,683	$17,533
8/31/24	$15,034	$24,151	$10,792	$17,872
9/30/24	$15,296	$24,712	$10,909	$18,199
10/31/24	$14,930	$24,158	$10,757	$17,852
11/30/24	$15,413	$25,061	$10,886	$18,339
12/31/24	$15,037	$24,468	$10,790	$18,014
1/31/25	$15,330	$25,289	$10,819	$18,395
2/28/25	$15,437	$25,137	$10,943	$18,413
3/31/25	$14,998	$24,144	$10,886	$17,939
4/30/25	$15,051	$24,369	$11,017	$18,126
5/31/25	$15,450	$25,770	$10,954	$18,709
6/30/25	$16,102	$26,927	$11,043	$19,274
7/31/25	$16,169	$27,292	$11,012	$19,409
8/31/25	$16,674	$27,966	$11,051	$19,724
9/30/25	$17,286	$28,980	$11,124	$20,205
10/31/25	$17,553	$29,628	$11,221	$20,547
11/30/25	$17,712	$29,624	$11,242	$20,561
12/31/25	$17,861	$29,934	$11,199	$20,658
1/31/26	$18,364	$30,821	$11,216	$21,038
2/28/26	$18,757	$31,217	$11,398	$21,337
3/31/26	$17,508	$28,975	$11,184	$20,257
4/30/26	$18,703	$31,923	$11,196	$21,503
5/31/26	$19,355	$33,570	$11,262	$22,219
6/30/26	$19,192	$33,301	$11,306	$22,147

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	19.19%	5.22%	7.34%
Class A with Load	12.67%	4.04%	6.74%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
FTSE World Government Bond Index (Hedged in USD)	2.38%	(0.09%)	1.24%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	14.91%	6.61%	8.28%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jun. 30, 2025
AssetsNet		$ 151,236,794
Holdings Count | Holding		673
Advisory Fees Paid, Amount		$ 765,507
InvestmentCompanyPortfolioTurnover	[1]	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$151,236,794
# of Portfolio Holdings	673
Portfolio Turnover Rate	44%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$765,507
Footnote	Description
Footnote*	Excludes TBA transactions.

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	6.8%
Corporate bonds	8.7%
Short-term U.S. treasury obligations	16.5%
Investment companies	22.6%
Common stocks	36.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
PACE International Equity Investments, Class P2	11.9%
UBS Emerging Markets Equity Opportunity Fund, Class P2	5.4
PACE High Yield Investments, Class P2	4.8
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.1
NVIDIA Corp.	2.6

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Nicole Goldberger no longer serves as a portfolio manager for the UBS Global Allocation Fund. Jade Fu assumed Ms. Goldberger’s portfolio management responsibilities for the Fund.

Material Fund Change Adviser [Text Block]		Nicole Goldberger no longer serves as a portfolio manager for the UBS Global Allocation Fund. Jade Fu assumed Ms. Goldberger’s portfolio management responsibilities for the Fund.
Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.
C000008185
Shareholder Report [Line Items]
Fund Name		UBS Global Allocation Fund
Class Name		Class P
Trading Symbol		BPGLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]		This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$104	0.95%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• Against a supportive macroeconomic backdrop characterized by resilient economic growth, robust corporate earnings, and continued Artificial Intelligence (AI) led capital expenditure, our equity overweight was a meaningful source of added value.

• At the regional level, overweight allocations to emerging markets (EM) and Japanese equities were among the strongest contributors. Additionally, a relative value preference for European banks relative to broader European equities contributed positively as the sector benefited from attractive valuations and strong earnings momentum.

• Foreign exchange/currency (FX) positioning added meaningfully to returns in large part due to a long Brazilian Real (BRL) position held over this past year. This was partially offset by a short British Pound (GBP) position.

• Fixed income positioning contributed positively overall. Credit allocations were beneficial, and our exposure to Australian government bonds generated strong relative returns. Offsetting some of these gains, a long position in UK Gilts detracted as the market continued to face fiscal and supply-related headwinds.

Security or Fund Selection:

Security selection modestly contributed to performance during the period, led by strong excess returns from allocations to US Large Cap Growth and Emerging Markets HALO strategies. Offsetting a portion of these gains, allocations to US Large Cap Value HALO and International HALO strategies underperformed their respective benchmarks and were the primary detractors to relative performance over the fiscal year.

We use derivatives extensively for capital management, risk management, and the implementation of asset allocation views. Equity, fixed income, and currency futures are employed to efficiently gain or adjust exposures, manage portfolio risk, and complement our active manager allocations. Derivatives may also be used to obtain desired market exposures while maintaining compliance with portfolio and regulatory guidelines.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	MSCI All Country World Index (net)	FTSE World Government Bond Index (Hedged in USD)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
6/30/16	$10,000	$10,000	$10,000	$10,000
7/31/16	$10,290	$10,431	$10,035	$10,273
8/31/16	$10,374	$10,466	$10,003	$10,280
9/30/16	$10,468	$10,530	$9,997	$10,315
10/31/16	$10,327	$10,351	$9,867	$10,157
11/30/16	$10,215	$10,430	$9,702	$10,135
12/31/16	$10,337	$10,655	$9,722	$10,275
1/31/17	$10,538	$10,947	$9,649	$10,413
2/28/17	$10,739	$11,254	$9,734	$10,624
3/31/17	$10,912	$11,391	$9,722	$10,697
4/30/17	$11,075	$11,569	$9,787	$10,826
5/31/17	$11,286	$11,825	$9,837	$10,992
6/30/17	$11,286	$11,878	$9,800	$11,005
7/31/17	$11,525	$12,210	$9,821	$11,199
8/31/17	$11,650	$12,257	$9,921	$11,270
9/30/17	$11,707	$12,494	$9,858	$11,372
10/31/17	$11,899	$12,753	$9,902	$11,534
11/30/17	$12,042	$13,000	$9,927	$11,680
12/31/17	$12,104	$13,210	$9,931	$11,795
1/31/18	$12,493	$13,955	$9,863	$12,162
2/28/18	$12,172	$13,369	$9,868	$11,857
3/31/18	$12,133	$13,083	$9,989	$11,764
4/30/18	$12,104	$13,208	$9,950	$11,812
5/31/18	$12,113	$13,224	$9,970	$11,831
6/30/18	$12,026	$13,153	$10,008	$11,811
7/31/18	$12,240	$13,549	$9,986	$12,014
8/31/18	$12,201	$13,656	$9,997	$12,076
9/30/18	$12,240	$13,715	$9,952	$12,086
10/31/18	$11,500	$12,687	$9,952	$11,542
11/30/18	$11,626	$12,873	$10,021	$11,675
12/31/18	$11,188	$11,966	$10,189	$11,260
1/31/19	$11,860	$12,911	$10,280	$11,834
2/28/19	$12,035	$13,256	$10,271	$12,020
3/31/19	$12,191	$13,423	$10,467	$12,202
4/30/19	$12,483	$13,876	$10,450	$12,441
5/31/19	$12,006	$13,053	$10,638	$12,088
6/30/19	$12,532	$13,908	$10,791	$12,633
7/31/19	$12,532	$13,949	$10,875	$12,694
8/31/19	$12,425	$13,618	$11,189	$12,660
9/30/19	$12,532	$13,904	$11,122	$12,790
10/31/19	$12,805	$14,285	$11,075	$12,978
11/30/19	$13,009	$14,633	$11,030	$13,147
12/31/19	$13,318	$15,149	$10,962	$13,393
1/31/20	$13,265	$14,981	$11,211	$13,425
2/29/20	$12,629	$13,771	$11,389	$12,860
3/31/20	$11,324	$11,912	$11,398	$11,822
4/30/20	$12,117	$13,188	$11,501	$12,625
5/31/20	$12,472	$13,762	$11,485	$12,948
6/30/20	$12,660	$14,202	$11,519	$13,211
7/31/20	$13,213	$14,953	$11,634	$13,683
8/31/20	$13,620	$15,868	$11,515	$14,130
9/30/20	$13,349	$15,356	$11,602	$13,899
10/31/20	$13,213	$14,983	$11,595	$13,693
11/30/20	$14,528	$16,830	$11,616	$14,716
12/31/20	$15,161	$17,611	$11,632	$15,134
1/31/21	$15,054	$17,531	$11,546	$15,047
2/28/21	$15,235	$17,937	$11,296	$15,126
3/31/21	$15,448	$18,416	$11,274	$15,357
4/30/21	$15,798	$19,222	$11,275	$15,760
5/31/21	$15,968	$19,521	$11,296	$15,919
6/30/21	$15,936	$19,778	$11,357	$16,080
7/31/21	$15,926	$19,914	$11,528	$16,242
8/31/21	$16,181	$20,413	$11,492	$16,466
9/30/21	$15,841	$19,569	$11,356	$15,980
10/31/21	$16,297	$20,568	$11,335	$16,458
11/30/21	$15,883	$20,073	$11,470	$16,298
12/31/21	$16,408	$20,876	$11,366	$16,630
1/31/22	$15,874	$19,851	$11,197	$16,042
2/28/22	$15,493	$19,338	$11,067	$15,719
3/31/22	$15,481	$19,757	$10,821	$15,783
4/30/22	$14,554	$18,175	$10,528	$14,854
5/31/22	$14,668	$18,197	$10,457	$14,824
6/30/22	$13,741	$16,663	$10,333	$14,005
7/31/22	$14,198	$17,826	$10,576	$14,723
8/31/22	$13,766	$17,170	$10,259	$14,221
9/30/22	$12,966	$15,526	$9,937	$13,226
10/31/22	$13,398	$16,463	$9,902	$13,686
11/30/22	$13,982	$17,740	$10,114	$14,440
12/31/22	$13,651	$17,042	$9,903	$13,979
1/31/23	$14,368	$18,264	$10,127	$14,706
2/28/23	$13,930	$17,740	$9,966	$14,360
3/31/23	$13,863	$18,287	$10,235	$14,780
4/30/23	$13,916	$18,550	$10,270	$14,928
5/31/23	$13,757	$18,351	$10,225	$14,806
6/30/23	$14,289	$19,417	$10,198	$15,307
7/31/23	$14,661	$20,128	$10,166	$15,623
8/31/23	$14,342	$19,565	$10,150	$15,352
9/30/23	$13,810	$18,756	$9,961	$14,856
10/31/23	$13,425	$18,192	$9,902	$14,553
11/30/23	$14,302	$19,871	$10,216	$15,544
12/31/23	$14,972	$20,826	$10,539	$16,188
1/31/24	$14,877	$20,948	$10,505	$16,224
2/29/24	$15,231	$21,847	$10,428	$16,594
3/31/24	$15,626	$22,533	$10,508	$16,958
4/30/24	$15,136	$21,789	$10,335	$16,511
5/31/24	$15,653	$22,674	$10,395	$16,951
6/30/24	$15,680	$23,179	$10,479	$17,233
7/31/24	$15,925	$23,553	$10,683	$17,533
8/31/24	$16,225	$24,151	$10,792	$17,872
9/30/24	$16,511	$24,712	$10,909	$18,199
10/31/24	$16,129	$24,158	$10,757	$17,852
11/30/24	$16,660	$25,061	$10,886	$18,339
12/31/24	$16,255	$24,468	$10,790	$18,014
1/31/25	$16,560	$25,289	$10,819	$18,395
2/28/25	$16,685	$25,137	$10,943	$18,413
3/31/25	$16,213	$24,144	$10,886	$17,939
4/30/25	$16,283	$24,369	$11,017	$18,126
5/31/25	$16,713	$25,770	$10,954	$18,709
6/30/25	$17,421	$26,927	$11,043	$19,274
7/31/25	$17,490	$27,292	$11,012	$19,409
8/31/25	$18,046	$27,966	$11,051	$19,724
9/30/25	$18,726	$28,980	$11,124	$20,205
10/31/25	$19,003	$29,628	$11,221	$20,547
11/30/25	$19,170	$29,624	$11,242	$20,561
12/31/25	$19,348	$29,934	$11,199	$20,658
1/31/26	$19,900	$30,821	$11,216	$21,038
2/28/26	$20,326	$31,217	$11,398	$21,337
3/31/26	$18,979	$28,975	$11,184	$20,257
4/30/26	$20,283	$31,923	$11,196	$21,503
5/31/26	$20,992	$33,570	$11,262	$22,219
6/30/26	$20,808	$33,301	$11,306	$22,147

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	19.44%	5.48%	7.60%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
FTSE World Government Bond Index (Hedged in USD)	2.38%	(0.09%)	1.24%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	14.91%	6.61%	8.28%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jun. 30, 2025
AssetsNet		$ 151,236,794
Holdings Count | Holding		673
Advisory Fees Paid, Amount		$ 765,507
InvestmentCompanyPortfolioTurnover	[2]	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$151,236,794
# of Portfolio Holdings	673
Portfolio Turnover Rate	44%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$765,507
Footnote	Description
Footnote*	Excludes TBA transactions.

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	6.8%
Corporate bonds	8.7%
Short-term U.S. treasury obligations	16.5%
Investment companies	22.6%
Common stocks	36.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
PACE International Equity Investments, Class P2	11.9%
UBS Emerging Markets Equity Opportunity Fund, Class P2	5.4
PACE High Yield Investments, Class P2	4.8
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.1
NVIDIA Corp.	2.6

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Nicole Goldberger no longer serves as a portfolio manager for the UBS Global Allocation Fund. Jade Fu assumed Ms. Goldberger’s portfolio management responsibilities for the Fund.

Material Fund Change Adviser [Text Block]		Nicole Goldberger no longer serves as a portfolio manager for the UBS Global Allocation Fund. Jade Fu assumed Ms. Goldberger’s portfolio management responsibilities for the Fund.
Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.
C000008502
Shareholder Report [Line Items]
Fund Name		UBS Emerging Markets Equity Opportunity Fund
Class Name		Class P
Trading Symbol		UEMPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$126	1.00%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection in information technology and financials added value

• On a stock level, Samsung Electronics, MediaTek, and SK Hynix were among the top contributors

• The Fund's holding in Samsung Electronics (Korea, information technology) was the largest contributor. The stock outperformed due to strong shipments, especially in server-related applications such as high bandwidth memory (HBM). In addition, sample testing of Samsung’s HBM4, which has the highest power efficiency, has been progressing smoothly with its customers.

• The Fund’s position in MediaTek (Taiwan, information technology) also contributed positively. MediaTek outperformed on optimism around its Artificial Intelligence Application-Specific Integrated Circuit (AI ASIC) opportunity, particularly its design partnership with Google and expectations that ASIC revenue can become a meaningful new growth engine beyond smartphones. The stock also benefited from broader investor rotation into Asian AI semiconductor names, although valuation became more demanding after a sharp rally.

What didn’t work:

• On a sector level, stock selection in energy and real estate detracted

• On a stock level, Reliance Industries, HDFC Bank and Alibaba were among the main detractors

• The Fund’s position in Reliance Industries (India, energy) weighed on returns after Q3 results missed expectations due to weaker retail growth. The oil and gas segment also weakened due to lower output and softer price realisations. Uncertainties surrounding US tariffs on India also weighed on sentiments about Indian equities.

• The Fund's position in HDFC Bank (India, financials) also contributed negatively to performance. HDFC fell due to the sudden resignation of its part-time chairman and independent director that cited ethical concerns within the bank, along with concerns including subdued economic growth on the ground, and trade tensions with the US.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	MSCI Emerging Markets Index (net)
1/31/19	$10,000	$10,000
1/31/19	$10,000	$10,000
2/28/19	$10,045	$10,022
3/31/19	$10,336	$10,107
4/30/19	$10,561	$10,319
5/31/19	$9,697	$9,571
6/30/19	$10,404	$10,168
7/31/19	$10,135	$10,044
8/31/19	$9,821	$9,554
9/30/19	$10,034	$9,736
10/31/19	$10,572	$10,147
11/30/19	$10,549	$10,133
12/31/19	$11,410	$10,889
1/31/20	$10,963	$10,381
2/29/20	$10,561	$9,834
3/31/20	$8,747	$8,319
4/30/20	$9,470	$9,081
5/31/20	$9,757	$9,151
6/30/20	$10,595	$9,823
7/31/20	$11,582	$10,701
8/31/20	$11,755	$10,938
9/30/20	$11,548	$10,762
10/31/20	$11,915	$10,984
11/30/20	$13,178	$12,000
12/31/20	$14,125	$12,882
1/31/21	$14,577	$13,277
2/28/21	$14,601	$13,379
3/31/21	$14,172	$13,177
4/30/21	$14,346	$13,505
5/31/21	$14,322	$13,818
6/30/21	$14,357	$13,842
7/31/21	$13,245	$12,910
8/31/21	$13,569	$13,248
9/30/21	$13,025	$12,722
10/31/21	$13,256	$12,847
11/30/21	$12,503	$12,323
12/31/21	$12,716	$12,555
1/31/22	$12,638	$12,317
2/28/22	$11,788	$11,949
3/31/22	$11,002	$11,679
4/30/22	$10,397	$11,029
5/31/22	$10,551	$11,078
6/30/22	$9,804	$10,342
7/31/22	$9,701	$10,316
8/31/22	$9,688	$10,359
9/30/22	$8,786	$9,145
10/31/22	$8,400	$8,861
11/30/22	$9,791	$10,175
12/31/22	$9,409	$10,032
1/31/23	$10,319	$10,824
2/28/23	$9,489	$10,123
3/31/23	$9,647	$10,429
4/30/23	$9,436	$10,311
5/31/23	$9,330	$10,138
6/30/23	$9,726	$10,523
7/31/23	$10,266	$11,178
8/31/23	$9,660	$10,489
9/30/23	$9,357	$10,215
10/31/23	$9,054	$9,818
11/30/23	$9,923	$10,604
12/31/23	$10,179	$11,018
1/31/24	$9,693	$10,507
2/29/24	$9,950	$11,006
3/31/24	$10,260	$11,279
4/30/24	$10,327	$11,330
5/31/24	$10,475	$11,394
6/30/24	$10,772	$11,843
7/31/24	$10,448	$11,878
8/31/24	$10,516	$12,070
9/30/24	$11,203	$12,876
10/31/24	$10,839	$12,303
11/30/24	$10,367	$11,861
12/31/24	$10,357	$11,845
1/31/25	$10,580	$12,057
2/28/25	$10,859	$12,115
3/31/25	$10,998	$12,192
4/30/25	$11,082	$12,352
5/31/25	$11,486	$12,879
6/30/25	$12,183	$13,653
7/31/25	$12,434	$13,919
8/31/25	$12,797	$14,098
9/30/25	$13,954	$15,107
10/31/25	$14,525	$15,738
11/30/25	$14,232	$15,361
12/31/25	$14,779	$15,821
1/31/26	$16,343	$17,222
2/28/26	$17,097	$18,168
3/31/26	$15,191	$15,795
4/30/26	$17,126	$18,118
5/31/26	$18,662	$19,873
6/30/26	$18,463	$19,594

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 1/31/19
Class P	51.54%	5.16%	8.63%
MSCI Emerging Markets Index (net)	43.51%	7.20%	9.09%

Performance Inception Date		Jan. 31, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 463,600,845
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 543,066
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$463,600,845
# of Portfolio Holdings	40
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$543,066

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	6.0%
Materials	6.5%
Industrials	11.9%
Financials	19.6%
Information Technology	40.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	12.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.7
SK Hynix, Inc.	4.6
MediaTek, Inc.	4.4
SK Square Co. Ltd.	3.9

Material Fund Change [Text Block]
C000200986
Shareholder Report [Line Items]
Fund Name		UBS Emerging Markets Equity Opportunity Fund
Class Name		Class P2
Trading Symbol		EMPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$33	0.26%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection in information technology and financials added value

• On a stock level, Samsung Electronics, MediaTek, and SK Hynix were among the top contributors

• The Fund's holding in Samsung Electronics (Korea, information technology) was the largest contributor. The stock outperformed due to strong shipments, especially in server-related applications such as high bandwidth memory (HBM). In addition, sample testing of Samsung’s HBM4, which has the highest power efficiency, has been progressing smoothly with its customers.

• The Fund’s position in MediaTek (Taiwan, information technology) also contributed positively. MediaTek outperformed on optimism around its Artificial Intelligence Application-Specific Integrated Circuit (AI ASIC) opportunity, particularly its design partnership with Google and expectations that ASIC revenue can become a meaningful new growth engine beyond smartphones. The stock also benefited from broader investor rotation into Asian AI semiconductor names, although valuation became more demanding after a sharp rally.

What didn’t work:

• On a sector level, stock selection in energy and real estate detracted

• On a stock level, Reliance Industries, HDFC Bank and Alibaba were among the main detractors

• The Fund’s position in Reliance Industries (India, energy) weighed on returns after Q3 results missed expectations due to weaker retail growth. The oil and gas segment also weakened due to lower output and softer price realisations. Uncertainties surrounding US tariffs on India also weighed on sentiments about Indian equities.

• The Fund's position in HDFC Bank (India, financials) also contributed negatively to performance. HDFC fell due to the sudden resignation of its part-time chairman and independent director that cited ethical concerns within the bank, along with concerns including subdued economic growth on the ground, and trade tensions with the US.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P2	MSCI Emerging Markets Index (net)
6/4/18	$10,000	$10,000
6/30/18	$9,410	$9,365
7/31/18	$9,400	$9,570
8/31/18	$9,150	$9,312
9/30/18	$9,010	$9,262
10/31/18	$8,090	$8,456
11/30/18	$8,430	$8,804
12/31/18	$8,159	$8,571
1/31/19	$8,974	$9,321
2/28/19	$9,024	$9,342
3/31/19	$9,286	$9,421
4/30/19	$9,497	$9,619
5/31/19	$8,733	$8,921
6/30/19	$9,366	$9,478
7/31/19	$9,135	$9,362
8/31/19	$8,853	$8,906
9/30/19	$9,055	$9,076
10/31/19	$9,548	$9,458
11/30/19	$9,538	$9,445
12/31/19	$10,319	$10,150
1/31/20	$9,926	$9,677
2/29/20	$9,564	$9,166
3/31/20	$7,920	$7,755
4/30/20	$8,582	$8,465
5/31/20	$8,851	$8,530
6/30/20	$9,616	$9,157
7/31/20	$10,526	$9,975
8/31/20	$10,681	$10,195
9/30/20	$10,505	$10,032
10/31/20	$10,846	$10,239
11/30/20	$12,005	$11,186
12/31/20	$12,879	$12,008
1/31/21	$13,299	$12,376
2/28/21	$13,331	$12,471
3/31/21	$12,953	$12,282
4/30/21	$13,110	$12,588
5/31/21	$13,100	$12,880
6/30/21	$13,142	$12,902
7/31/21	$12,144	$12,034
8/31/21	$12,449	$12,349
9/30/21	$11,956	$11,858
10/31/21	$12,176	$11,975
11/30/21	$11,483	$11,487
12/31/21	$11,696	$11,703
1/31/22	$11,625	$11,481
2/28/22	$10,859	$11,138
3/31/22	$10,140	$10,886
4/30/22	$9,598	$10,281
5/31/22	$9,739	$10,326
6/30/22	$9,055	$9,640
7/31/22	$8,973	$9,616
8/31/22	$8,961	$9,656
9/30/22	$8,124	$8,524
10/31/22	$7,782	$8,260
11/30/22	$9,067	$9,485
12/31/22	$8,727	$9,351
1/31/23	$9,571	$10,090
2/28/23	$8,800	$9,436
3/31/23	$8,971	$9,721
4/30/23	$8,763	$9,611
5/31/23	$8,678	$9,450
6/30/23	$9,057	$9,809
7/31/23	$9,559	$10,419
8/31/23	$9,008	$9,777
9/30/23	$8,727	$9,522
10/31/23	$8,445	$9,152
11/30/23	$9,265	$9,884
12/31/23	$9,506	$10,271
1/31/24	$9,063	$9,794
2/29/24	$9,316	$10,260
3/31/24	$9,607	$10,514
4/30/24	$9,670	$10,561
5/31/24	$9,822	$10,620
6/30/24	$10,100	$11,039
7/31/24	$9,809	$11,072
8/31/24	$9,872	$11,251
9/30/24	$10,529	$12,002
10/31/24	$10,188	$11,468
11/30/24	$9,758	$11,056
12/31/24	$9,745	$11,041
1/31/25	$9,967	$11,239
2/28/25	$10,229	$11,293
3/31/25	$10,372	$11,364
4/30/25	$10,451	$11,514
5/31/25	$10,830	$12,005
6/30/25	$11,509	$12,727
7/31/25	$11,744	$12,975
8/31/25	$12,110	$13,141
9/30/25	$13,207	$14,081
10/31/25	$13,743	$14,670
11/30/25	$13,482	$14,319
12/31/25	$14,015	$14,747
1/31/26	$15,507	$16,053
2/28/26	$16,227	$16,935
3/31/26	$14,428	$14,723
4/30/26	$16,280	$16,889
5/31/26	$17,732	$18,525
6/30/26	$17,559	$18,264

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 6/4/18
Class P2	52.57%	5.97%	7.22%
MSCI Emerging Markets Index (net)	43.51%	7.20%	7.75%

Performance Inception Date		Jun. 04, 2018
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 463,600,845
Holdings Count | Holding		40
Advisory Fees Paid, Amount		$ 543,066
InvestmentCompanyPortfolioTurnover		43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$463,600,845
# of Portfolio Holdings	40
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$543,066

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	6.0%
Materials	6.5%
Industrials	11.9%
Financials	19.6%
Information Technology	40.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	12.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.7
SK Hynix, Inc.	4.6
MediaTek, Inc.	4.4
SK Square Co. Ltd.	3.9

Material Fund Change [Text Block]
C000008186
Shareholder Report [Line Items]
Fund Name		UBS International Sustainable Equity Fund
Class Name		Class A
Trading Symbol		BNIEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.26%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in materials and industrials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period ended June 30, 2026. The largest contributors were:

     - Infineon Technologies outperformed on strong Artificial Intelligence (AI) data center demand, driving growth in its power semiconductor business and supporting multiple fiscal year 2026 guidance upgrades.

     - Banco Bilbao Vizcaya Argentaria (BBVA) was a strong contributor to performance as robust loan growth and earnings, led by its Mexican operations, more than offset pressure on profitability from lower interest rates in Europe.

     - Prysmian shares performed strongly as demand for electricity grid infrastructure and power transmission solutions remained robust and the company continued to benefit from long-term structural trends associated with energy transition.

What didn’t work:

• Stock selection in information technology and communication services contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     - Atlassian was the largest detractor as concerns grew around AI-driven disruption and pressure on its seat-based pricing model. We maintain conviction given the strength of its software platform and margin expansion potential.

     - OBIC Business Consultants detracted as investors reacted to slower growth guidance and broader software-sector weakness. We retained the position because its leading Enterprise Resource Planning franchise and exposure to Japan's ongoing digitalization provide a compelling long-term growth opportunity.

     - Sony Group detracted due to weakness in parts of its electronics and entertainment businesses and softer-than-expected guidance. We maintain conviction in Sony's unique portfolio of gaming and technology assets, together with its recurring revenue characteristics.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	MSCI World ex USA Net (USD)
6/30/16	$9,448	$10,000
7/31/16	$9,883	$10,492
8/31/16	$10,023	$10,502
9/30/16	$10,012	$10,629
10/31/16	$9,859	$10,423
11/30/16	$9,660	$10,256
12/31/16	$9,916	$10,591
1/31/17	$10,239	$10,906
2/28/17	$10,335	$11,032
3/31/17	$10,670	$11,312
4/30/17	$10,982	$11,552
5/31/17	$11,473	$11,937
6/30/17	$11,473	$11,949
7/31/17	$11,892	$12,304
8/31/17	$11,880	$12,302
9/30/17	$12,263	$12,621
10/31/17	$12,455	$12,793
11/30/17	$12,682	$12,922
12/31/17	$12,982	$13,154
1/31/18	$13,624	$13,767
2/28/18	$12,970	$13,113
3/31/18	$12,898	$12,886
4/30/18	$12,946	$13,182
5/31/18	$12,849	$12,932
6/30/18	$12,353	$12,790
7/31/18	$12,667	$13,105
8/31/18	$12,607	$12,857
9/30/18	$12,583	$12,957
10/31/18	$11,469	$11,928
11/30/18	$11,553	$11,917
12/31/18	$10,783	$11,301
1/31/19	$11,621	$12,107
2/28/19	$11,793	$12,419
3/31/19	$11,892	$12,482
4/30/19	$12,409	$12,835
5/31/19	$11,670	$12,228
6/30/19	$12,335	$12,955
7/31/19	$12,027	$12,799
8/31/19	$11,756	$12,484
9/30/19	$11,978	$12,834
10/31/19	$12,496	$13,249
11/30/19	$12,742	$13,415
12/31/19	$13,196	$13,843
1/31/20	$12,934	$13,575
2/29/20	$11,999	$12,370
3/31/20	$10,203	$10,623
4/30/20	$11,113	$11,364
5/31/20	$11,537	$11,847
6/30/20	$11,999	$12,253
7/31/20	$12,398	$12,579
8/31/20	$12,971	$13,228
9/30/20	$12,710	$12,855
10/31/20	$12,485	$12,350
11/30/20	$14,169	$14,245
12/31/20	$14,860	$14,893
1/31/21	$14,772	$14,734
2/28/21	$14,898	$15,110
3/31/21	$15,112	$15,495
4/30/21	$15,515	$15,982
5/31/21	$15,944	$16,538
6/30/21	$15,730	$16,370
7/31/21	$15,503	$16,478
8/31/21	$15,818	$16,743
9/30/21	$15,414	$16,262
10/31/21	$15,780	$16,746
11/30/21	$14,746	$15,962
12/31/21	$15,321	$16,773
1/31/22	$15,017	$16,033
2/28/22	$14,296	$15,783
3/31/22	$14,269	$15,966
4/30/22	$13,521	$14,918
5/31/22	$13,770	$15,042
6/30/22	$12,634	$13,626
7/31/22	$13,022	$14,304
8/31/22	$12,537	$13,636
9/30/22	$11,221	$12,373
10/31/22	$11,886	$13,055
11/30/22	$13,451	$14,446
12/31/22	$13,119	$14,376
1/31/23	$14,268	$15,554
2/28/23	$13,638	$15,191
3/31/23	$14,048	$15,529
4/30/23	$14,300	$15,970
5/31/23	$13,938	$15,273
6/30/23	$14,615	$15,999
7/31/23	$15,182	$16,517
8/31/23	$14,615	$15,878
9/30/23	$14,079	$15,343
10/31/23	$13,481	$14,695
11/30/23	$14,426	$16,076
12/31/23	$15,107	$16,955
1/31/24	$14,933	$17,028
2/29/24	$15,250	$17,319
3/31/24	$15,725	$17,903
4/30/24	$15,424	$17,429
5/31/24	$16,074	$18,095
6/30/24	$15,805	$17,795
7/31/24	$16,470	$18,354
8/31/24	$17,041	$18,966
9/30/24	$17,104	$19,176
10/31/24	$16,201	$18,198
11/30/24	$16,454	$18,242
12/31/24	$16,066	$17,752
1/31/25	$17,014	$18,635
2/28/25	$17,352	$18,962
3/31/25	$16,837	$18,853
4/30/25	$17,271	$19,712
5/31/25	$18,283	$20,640
6/30/25	$18,814	$21,124
7/31/25	$18,573	$20,868
8/31/25	$19,392	$21,787
9/30/25	$19,585	$22,250
10/31/25	$19,713	$22,490
11/30/25	$20,163	$22,725
12/31/25	$20,702	$23,407
1/31/26	$21,177	$24,511
2/28/26	$21,946	$25,689
3/31/26	$20,375	$23,188
4/30/26	$21,537	$24,902
5/31/26	$22,028	$25,601
6/30/26	$21,864	$25,557

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	16.21%	6.81%	8.75%
Class A with Load	9.84%	5.60%	8.14%
MSCI World ex USA Net (USD)	20.99%	9.32%	9.84%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 119,436,899
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 631,549
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$119,436,899
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (includes Administration Fees)	$631,549

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Health Care	11.2%
Information Technology	13.7%
Industrials	15.0%
Financials	24.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.0%
Banco Bilbao Vizcaya Argentaria SA	3.0
Mitsubishi UFJ Financial Group, Inc.	3.0
AIB Group PLC	2.7
AstraZeneca PLC	2.7

Material Fund Change [Text Block]
C000008189
Shareholder Report [Line Items]
Fund Name		UBS International Sustainable Equity Fund
Class Name		Class P
Trading Symbol		BNUEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$109	1.01%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in materials and industrials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period ended June 30, 2026. The largest contributors were:

     - Infineon Technologies outperformed on strong Artificial Intelligence (AI) data center demand, driving growth in its power semiconductor business and supporting multiple fiscal year 2026 guidance upgrades.

     - Banco Bilbao Vizcaya Argentaria (BBVA) was a strong contributor to performance as robust loan growth and earnings, led by its Mexican operations, more than offset pressure on profitability from lower interest rates in Europe.

     - Prysmian shares performed strongly as demand for electricity grid infrastructure and power transmission solutions remained robust and the company continued to benefit from long-term structural trends associated with energy transition.

What didn’t work:

• Stock selection in information technology and communication services contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     - Atlassian was the largest detractor as concerns grew around AI-driven disruption and pressure on its seat-based pricing model. We maintain conviction given the strength of its software platform and margin expansion potential.

     - OBIC Business Consultants detracted as investors reacted to slower growth guidance and broader software-sector weakness. We retained the position because its leading Enterprise Resource Planning franchise and exposure to Japan's ongoing digitalization provide a compelling long-term growth opportunity.

     - Sony Group detracted due to weakness in parts of its electronics and entertainment businesses and softer-than-expected guidance. We maintain conviction in Sony's unique portfolio of gaming and technology assets, together with its recurring revenue characteristics.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	MSCI World ex USA Net (USD)
6/30/16	$10,000	$10,000
7/31/16	$10,458	$10,492
8/31/16	$10,619	$10,502
9/30/16	$10,606	$10,629
10/31/16	$10,433	$10,423
11/30/16	$10,235	$10,256
12/31/16	$10,509	$10,591
1/31/17	$10,851	$10,906
2/28/17	$10,953	$11,032
3/31/17	$11,307	$11,312
4/30/17	$11,649	$11,552
5/31/17	$12,168	$11,937
6/30/17	$12,168	$11,949
7/31/17	$12,611	$12,304
8/31/17	$12,611	$12,302
9/30/17	$13,017	$12,621
10/31/17	$13,232	$12,793
11/30/17	$13,472	$12,922
12/31/17	$13,790	$13,154
1/31/18	$14,483	$13,767
2/28/18	$13,777	$13,113
3/31/18	$13,713	$12,886
4/30/18	$13,764	$13,182
5/31/18	$13,661	$12,932
6/30/18	$13,135	$12,790
7/31/18	$13,481	$13,105
8/31/18	$13,417	$12,857
9/30/18	$13,392	$12,957
10/31/18	$12,198	$11,928
11/30/18	$12,300	$11,917
12/31/18	$11,485	$11,301
1/31/19	$12,375	$12,107
2/28/19	$12,559	$12,419
3/31/19	$12,663	$12,482
4/30/19	$13,226	$12,835
5/31/19	$12,441	$12,228
6/30/19	$13,148	$12,955
7/31/19	$12,821	$12,799
8/31/19	$12,546	$12,484
9/30/19	$12,768	$12,834
10/31/19	$13,331	$13,249
11/30/19	$13,606	$13,415
12/31/19	$14,081	$13,843
1/31/20	$13,802	$13,575
2/29/20	$12,819	$12,370
3/31/20	$10,893	$10,623
4/30/20	$11,876	$11,364
5/31/20	$12,328	$11,847
6/30/20	$12,832	$12,253
7/31/20	$13,258	$12,579
8/31/20	$13,869	$13,228
9/30/20	$13,590	$12,855
10/31/20	$13,351	$12,350
11/30/20	$15,157	$14,245
12/31/20	$15,906	$14,893
1/31/21	$15,812	$14,734
2/28/21	$15,947	$15,110
3/31/21	$16,189	$15,495
4/30/21	$16,620	$15,982
5/31/21	$17,077	$16,538
6/30/21	$16,862	$16,370
7/31/21	$16,606	$16,478
8/31/21	$16,956	$16,743
9/30/21	$16,525	$16,262
10/31/21	$16,929	$16,746
11/30/21	$15,826	$15,962
12/31/21	$16,437	$16,773
1/31/22	$16,125	$16,033
2/28/22	$15,354	$15,783
3/31/22	$15,324	$15,966
4/30/22	$14,523	$14,918
5/31/22	$14,790	$15,042
6/30/22	$13,574	$13,626
7/31/22	$13,989	$14,304
8/31/22	$13,470	$13,636
9/30/22	$12,061	$12,373
10/31/22	$12,773	$13,055
11/30/22	$14,464	$14,446
12/31/22	$14,119	$14,376
1/31/23	$15,356	$15,554
2/28/23	$14,678	$15,191
3/31/23	$15,119	$15,529
4/30/23	$15,390	$15,970
5/31/23	$15,017	$15,273
6/30/23	$15,746	$15,999
7/31/23	$16,356	$16,517
8/31/23	$15,746	$15,878
9/30/23	$15,170	$15,343
10/31/23	$14,526	$14,695
11/30/23	$15,560	$16,076
12/31/23	$16,293	$16,955
1/31/24	$16,104	$17,028
2/29/24	$16,446	$17,319
3/31/24	$16,959	$17,903
4/30/24	$16,652	$17,429
5/31/24	$17,353	$18,095
6/30/24	$17,062	$17,795
7/31/24	$17,797	$18,354
8/31/24	$18,395	$18,966
9/30/24	$18,481	$19,176
10/31/24	$17,506	$18,198
11/30/24	$17,780	$18,242
12/31/24	$17,371	$17,752
1/31/25	$18,414	$18,635
2/28/25	$18,778	$18,962
3/31/25	$18,222	$18,853
4/30/25	$18,691	$19,712
5/31/25	$19,803	$20,640
6/30/25	$20,359	$21,124
7/31/25	$20,116	$20,868
8/31/25	$20,985	$21,787
9/30/25	$21,210	$22,250
10/31/25	$21,367	$22,490
11/30/25	$21,836	$22,725
12/31/25	$22,427	$23,407
1/31/26	$22,958	$24,511
2/28/26	$23,791	$25,689
3/31/26	$22,090	$23,188
4/30/26	$23,348	$24,902
5/31/26	$23,915	$25,601
6/30/26	$23,738	$25,557

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	16.59%	7.08%	9.03%
MSCI World ex USA Net (USD)	20.99%	9.32%	9.84%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 119,436,899
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 631,549
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$119,436,899
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (includes Administration Fees)	$631,549

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Health Care	11.2%
Information Technology	13.7%
Industrials	15.0%
Financials	24.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.0%
Banco Bilbao Vizcaya Argentaria SA	3.0
Mitsubishi UFJ Financial Group, Inc.	3.0
AIB Group PLC	2.7
AstraZeneca PLC	2.7

Material Fund Change [Text Block]
C000222877
Shareholder Report [Line Items]
Fund Name		UBS International Sustainable Equity Fund
Class Name		Class P2
Trading Symbol		ESPTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$28	0.26%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in materials and industrials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period ended June 30, 2026. The largest contributors were:

     - Infineon Technologies outperformed on strong Artificial Intelligence (AI) data center demand, driving growth in its power semiconductor business and supporting multiple fiscal year 2026 guidance upgrades.

     - Banco Bilbao Vizcaya Argentaria (BBVA) was a strong contributor to performance as robust loan growth and earnings, led by its Mexican operations, more than offset pressure on profitability from lower interest rates in Europe.

     - Prysmian shares performed strongly as demand for electricity grid infrastructure and power transmission solutions remained robust and the company continued to benefit from long-term structural trends associated with energy transition.

What didn’t work:

• Stock selection in information technology and communication services contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     - Atlassian was the largest detractor as concerns grew around AI-driven disruption and pressure on its seat-based pricing model. We maintain conviction given the strength of its software platform and margin expansion potential.

     - OBIC Business Consultants detracted as investors reacted to slower growth guidance and broader software-sector weakness. We retained the position because its leading Enterprise Resource Planning franchise and exposure to Japan's ongoing digitalization provide a compelling long-term growth opportunity.

     - Sony Group detracted due to weakness in parts of its electronics and entertainment businesses and softer-than-expected guidance. We maintain conviction in Sony's unique portfolio of gaming and technology assets, together with its recurring revenue characteristics.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P2	MSCI World ex USA Net (USD)
10/30/20	$10,000	$10,000
10/31/20	$10,000	$10,000
11/30/20	$11,353	$11,534
12/31/20	$11,924	$12,059
1/31/21	$11,864	$11,930
2/28/21	$11,975	$12,234
3/31/21	$12,156	$12,546
4/30/21	$12,499	$12,941
5/31/21	$12,852	$13,391
6/30/21	$12,691	$13,255
7/31/21	$12,519	$13,343
8/31/21	$12,781	$13,557
9/30/21	$12,459	$13,167
10/31/21	$12,771	$13,559
11/30/21	$11,945	$12,925
12/31/21	$12,418	$13,581
1/31/22	$12,194	$12,982
2/28/22	$11,611	$12,780
3/31/22	$11,600	$12,928
4/30/22	$10,995	$12,079
5/31/22	$11,208	$12,179
6/30/22	$10,300	$11,033
7/31/22	$10,625	$11,582
8/31/22	$10,222	$11,041
9/30/22	$9,157	$10,019
10/31/22	$9,717	$10,571
11/30/22	$11,006	$11,697
12/31/22	$10,751	$11,640
1/31/23	$11,696	$12,594
2/28/23	$11,178	$12,300
3/31/23	$11,528	$12,574
4/30/23	$11,748	$12,931
5/31/23	$11,463	$12,367
6/30/23	$12,033	$12,955
7/31/23	$12,512	$13,374
8/31/23	$12,046	$12,857
9/30/23	$11,619	$12,423
10/31/23	$11,126	$11,899
11/30/23	$11,930	$13,017
12/31/23	$12,494	$13,729
1/31/24	$12,362	$13,788
2/29/24	$12,626	$14,023
3/31/24	$13,034	$14,496
4/30/24	$12,797	$14,112
5/31/24	$13,350	$14,652
6/30/24	$13,126	$14,409
7/31/24	$13,706	$14,861
8/31/24	$14,181	$15,357
9/30/24	$14,247	$15,527
10/31/24	$13,522	$14,735
11/30/24	$13,733	$14,770
12/31/24	$13,418	$14,374
1/31/25	$14,234	$15,089
2/28/25	$14,528	$15,354
3/31/25	$14,100	$15,265
4/30/25	$14,475	$15,961
5/31/25	$15,345	$16,712
6/30/25	$15,786	$17,104
7/31/25	$15,612	$16,897
8/31/25	$16,308	$17,641
9/30/25	$16,482	$18,016
10/31/25	$16,602	$18,211
11/30/25	$16,990	$18,401
12/31/25	$17,469	$18,953
1/31/26	$17,878	$19,847
2/28/26	$18,546	$20,801
3/31/26	$17,224	$18,775
4/30/26	$18,219	$20,163
5/31/26	$18,669	$20,730
6/30/26	$18,546	$20,694

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 10/30/20
Class P2	17.49%	7.88%	11.52%
MSCI World ex USA Net (USD)	20.99%	9.32%	13.70%

Performance Inception Date		Oct. 30, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 119,436,899
Holdings Count | Holding		65
Advisory Fees Paid, Amount		$ 631,549
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$119,436,899
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (includes Administration Fees)	$631,549

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Health Care	11.2%
Information Technology	13.7%
Industrials	15.0%
Financials	24.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.0%
Banco Bilbao Vizcaya Argentaria SA	3.0
Mitsubishi UFJ Financial Group, Inc.	3.0
AIB Group PLC	2.7
AstraZeneca PLC	2.7

Material Fund Change [Text Block]
C000220414
Shareholder Report [Line Items]
Fund Name		UBS US Dividend Ruler Fund
Class Name		Class P
Trading Symbol		DVRUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]		This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$63	0.58%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the financials, real estate and utilities sectors were additive to performance relative to the S&P 500 index.

• Within sectors, the fund’s overweight to industrials was the largest positive contributor.

• Several holdings were beneficial for absolute performance, including:

     o Taiwan Semiconductor stock which benefited from the continued surge in high performance Artificial Intelligence (AI) computing demand.

     o Broadcom shares rallied amid accelerating AI revenue demand across a growing number of customers.

     o Johnson & Johnson’s shares benefited from strong results across their immunology and multiple myeloma franchises and a diversified early-commercial drug portfolio.

What didn't work:

• Stock selection within information technology, industrials and consumer discretionary were relative detractors.

• Within sectors, the portfolio’s overweight to financials was the largest detractor.

• Several holdings weighed on absolute performance, including:

     o Despite strong operational results from Microsoft, the stock lagged as investors were concerned over the long-term risk of AI disintermediation. Near-term, datacenter capacity constraints and a greater focus on internal initiatives raised investor questions about the company’s compute allocation decisions. We believe Microsoft is well positioned over the long-term to capitalize on strong demand for its cloud services and continue to hold the stock.

     o Fears of AI-disruption similarly plagued Oracle shares, on top of concerns regarding the company’s ability to execute and fund its expanding datacenter footprint. Oracle’s improved execution and transparency give us greater confidence in its ability to achieve its long-term revenue and earnings targets. We continue to hold the stock.

     o Abbott Laboratories stock retreated given ongoing execution issues across various divisions. We removed Abbott from the fund in May.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	S&P 500 Index
7/9/20	$10,000	$10,000
7/31/20	$10,270	$10,385
8/31/20	$10,670	$11,131
9/30/20	$10,440	$10,708
10/31/20	$10,040	$10,423
11/30/20	$11,200	$11,564
12/31/20	$11,534	$12,009
1/31/21	$11,272	$11,888
2/28/21	$11,574	$12,215
3/31/21	$12,281	$12,750
4/30/21	$12,694	$13,431
5/31/21	$12,937	$13,525
6/30/21	$12,937	$13,840
7/31/21	$13,189	$14,169
8/31/21	$13,431	$14,600
9/30/21	$12,906	$13,921
10/31/21	$13,703	$14,896
11/30/21	$13,401	$14,793
12/31/21	$14,221	$15,456
1/31/22	$13,660	$14,656
2/28/22	$13,400	$14,218
3/31/22	$13,764	$14,745
4/30/22	$12,912	$13,460
5/31/22	$13,120	$13,484
6/30/22	$12,289	$12,371
7/31/22	$12,995	$13,512
8/31/22	$12,611	$12,961
9/30/22	$11,603	$11,767
10/31/22	$12,652	$12,720
11/30/22	$13,681	$13,431
12/31/22	$13,236	$12,657
1/31/23	$13,439	$13,452
2/28/23	$13,098	$13,124
3/31/23	$13,545	$13,606
4/30/23	$13,843	$13,818
5/31/23	$13,566	$13,878
6/30/23	$14,205	$14,795
7/31/23	$14,578	$15,271
8/31/23	$14,216	$15,027
9/30/23	$13,588	$14,311
10/31/23	$13,417	$14,010
11/30/23	$14,514	$15,289
12/31/23	$15,031	$15,984
1/31/24	$15,294	$16,253
2/29/24	$15,886	$17,121
3/31/24	$16,291	$17,671
4/30/24	$15,535	$16,950
5/31/24	$15,995	$17,790
6/30/24	$16,664	$18,428
7/31/24	$17,179	$18,653
8/31/24	$17,717	$19,105
9/30/24	$18,133	$19,513
10/31/24	$17,881	$19,336
11/30/24	$18,638	$20,471
12/31/24	$18,187	$19,983
1/31/25	$18,820	$20,540
2/28/25	$18,705	$20,272
3/31/25	$17,830	$19,130
4/30/25	$17,599	$19,000
5/31/25	$18,797	$20,196
6/30/25	$19,857	$21,223
7/31/25	$20,202	$21,699
8/31/25	$20,559	$22,139
9/30/25	$21,400	$22,947
10/31/25	$21,343	$23,484
11/30/25	$21,446	$23,542
12/31/25	$21,211	$23,556
1/31/26	$21,522	$23,898
2/28/26	$21,957	$23,716
3/31/26	$20,838	$22,535
4/30/26	$22,752	$24,900
5/31/26	$23,348	$26,210
6/30/26	$23,137	$25,961

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 7/9/20
Class P	16.52%	12.33%	15.07%
S&P 500 Index	22.32%	13.41%	17.31%

Performance Inception Date		Jul. 09, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jun. 30, 2025
AssetsNet		$ 244,439,906
Holdings Count | Holding		33
Advisory Fees Paid, Amount		$ 900,886
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$244,439,906
# of Portfolio Holdings	33
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (includes Administration Fees)	$900,886

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	7.4%
Consumer Discretionary	8.9%
Industrials	16.9%
Financials	19.3%
Information Technology	33.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Microsoft Corp.	7.4%
Broadcom, Inc.	6.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9
JPMorgan Chase & Co.	4.0
Johnson & Johnson	4.0

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

The annual fund operating expenses increased by 0.06% from June 30, 2025 to June 30, 2026 as a result of the change to the expense cap limitation applicable to ordinary annual fund operating expenses from 0.50% to 0.65% for its Class P shares during the fund’s fiscal year effective October 29, 2025.

Christopher Shea no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Jeremy Zinn, Edmund Tran, Jeffrey Hans, and Adam Scheiner, assumed Mr. Shea's portfolio management responsibility for the Fund.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses increased by 0.06% from June 30, 2025 to June 30, 2026 as a result of the change to the expense cap limitation applicable to ordinary annual fund operating expenses from 0.50% to 0.65% for its Class P shares during the fund’s fiscal year effective October 29, 2025.

Material Fund Change Adviser [Text Block]

Christopher Shea no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Jeremy Zinn, Edmund Tran, Jeffrey Hans, and Adam Scheiner, assumed Mr. Shea's portfolio management responsibility for the Fund.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.
C000220415
Shareholder Report [Line Items]
Fund Name		UBS US Quality Growth At Reasonable Price Fund
Class Name		Class P
Trading Symbol		QGRPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]		This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$60	0.58%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in materials was a contributor to performance relative to the Russell 1000 Growth Index.

• Within sectors, our underweight to consumer staples was a positive contributor to relative performance.

• Several holdings were beneficial for absolute performance, including:

     o Alphabet stock outperformed amidst Gemini frontier model advancements, surging Google Cloud demand, and accelerating Search revenue growth.

     o NVIDIA shares continued to benefit from robust Artificial Intelligence (AI) capital spending from major US hyperscalers and smaller cloud service providers.

     o Apple stock benefited from strong execution in light of growing supply chain concerns and positive expectations around its upcoming foldable iPhone and agentic solutions.

What didn’t work:

• Stock selection in information technology, health care and consumer discretionary detracted from relative performance.

• Within sectors, our overweight to financials detracted from performance.

• Several individual holdings weighed on absolute performance, including:

     o Despite strong operational results from Microsoft, the stock lagged as investors were concerned over the long-term risk of AI disintermediation. Near-term, datacenter capacity constraints and a greater focus on internal initiatives raised investor questions about the company’s compute allocation decisions. We believe Microsoft is well positioned over the long-term to capitalize on strong demand for its cloud services and continue to hold the stock.

     o Intuit shares were pressured over concerns of AI disruption and lower-end market share losses in its TurboTax platform. Given that it will likely take time for Intuit to disprove AI disruption fears, we removed the stock from the fund in June.

     o Boston Scientific shares faltered amid decelerating growth in its ablation and left atrial appendage closure products. Uneven company execution led us to remove the stock in June.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 1000 Growth Index	S&P 500 Index
7/9/20	$10,000	$10,000	$10,000
7/31/20	$10,260	$10,257	$10,385
8/31/20	$11,060	$11,315	$11,131
9/30/20	$10,600	$10,783	$10,708
10/31/20	$10,350	$10,417	$10,423
11/30/20	$11,210	$11,483	$11,564
12/31/20	$11,463	$12,011	$12,009
1/31/21	$11,222	$11,923	$11,888
2/28/21	$11,332	$11,920	$12,215
3/31/21	$11,884	$12,125	$12,750
4/30/21	$12,797	$12,950	$13,431
5/31/21	$12,637	$12,770	$13,525
6/30/21	$13,149	$13,572	$13,840
7/31/21	$13,681	$14,019	$14,169
8/31/21	$14,082	$14,543	$14,600
9/30/21	$13,309	$13,729	$13,921
10/31/21	$14,293	$14,918	$14,896
11/30/21	$14,313	$15,009	$14,793
12/31/21	$14,809	$15,326	$15,456
1/31/22	$13,837	$14,011	$14,656
2/28/22	$13,083	$13,416	$14,218
3/31/22	$13,445	$13,940	$14,745
4/30/22	$12,122	$12,257	$13,460
5/31/22	$11,967	$11,972	$13,484
6/30/22	$11,037	$11,024	$12,371
7/31/22	$12,287	$12,347	$13,512
8/31/22	$11,616	$11,772	$12,961
9/30/22	$10,458	$10,627	$11,767
10/31/22	$11,120	$11,248	$12,720
11/30/22	$11,709	$11,761	$13,431
12/31/22	$11,023	$10,861	$12,657
1/31/23	$11,660	$11,766	$13,452
2/28/23	$11,284	$11,626	$13,124
3/31/23	$12,025	$12,421	$13,606
4/30/23	$12,339	$12,543	$13,818
5/31/23	$12,610	$13,115	$13,878
6/30/23	$13,309	$14,012	$14,795
7/31/23	$13,612	$14,484	$15,271
8/31/23	$13,570	$14,354	$15,027
9/30/23	$12,944	$13,573	$14,311
10/31/23	$12,986	$13,380	$14,010
11/30/23	$14,364	$14,839	$15,289
12/31/23	$14,938	$15,496	$15,984
1/31/24	$15,389	$15,882	$16,253
2/29/24	$16,364	$16,966	$17,121
3/31/24	$16,489	$17,264	$17,671
4/30/24	$15,787	$16,532	$16,950
5/31/24	$16,416	$17,522	$17,790
6/30/24	$17,433	$18,703	$18,428
7/31/24	$17,234	$18,385	$18,653
8/31/24	$17,726	$18,768	$19,105
9/30/24	$18,072	$19,300	$19,513
10/31/24	$17,768	$19,236	$19,336
11/30/24	$18,607	$20,484	$20,471
12/31/24	$18,695	$20,664	$19,983
1/31/25	$19,162	$21,073	$20,540
2/28/25	$18,793	$20,316	$20,272
3/31/25	$17,328	$18,598	$19,130
4/30/25	$17,459	$18,915	$19,000
5/31/25	$18,826	$20,608	$20,196
6/30/25	$20,149	$21,942	$21,223
7/31/25	$20,779	$22,771	$21,699
8/31/25	$20,735	$23,025	$22,139
9/30/25	$21,397	$24,246	$22,947
10/31/25	$22,070	$25,141	$23,484
11/30/25	$21,918	$24,677	$23,542
12/31/25	$21,617	$24,529	$23,556
1/31/26	$21,248	$24,154	$23,898
2/28/26	$20,290	$23,294	$23,716
3/31/26	$19,194	$22,101	$22,535
4/30/26	$21,363	$24,776	$24,900
5/31/26	$22,402	$26,569	$26,210
6/30/26	$21,733	$25,768	$25,961

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 7/9/20
Class P	7.86%	10.57%	13.87%
Russell 1000 Growth Index	17.44%	13.68%	17.16%
S&P 500 Index	22.32%	13.41%	17.31%

Performance Inception Date		Jul. 09, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jun. 30, 2025
AssetsNet		$ 302,808,233
Holdings Count | Holding		33
Advisory Fees Paid, Amount		$ 1,341,141
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$302,808,233
# of Portfolio Holdings	33
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (includes Administration Fees)	$1,341,141

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrials	7.2%
Health Care	8.0%
Consumer Discretionary	8.3%
Communication Services	17.1%
Information Technology	49.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	13.7%
Alphabet, Inc., Class A	11.2
Apple, Inc.	8.0
Microsoft Corp.	5.7
Eli Lilly & Co.	5.6

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

The annual fund operating expenses increased by 0.06% from June 30, 2025 to June 30, 2026 as a result of the change to the expense cap limitation applicable to ordinary fund operating expenses from 0.50% to 0.65% for its Class P shares during the fund’s fiscal year effective October 29, 2025.

Christopher Shea no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Jeremy Zinn, Edmund Tran, Jeffrey Hans, and Adam Scheiner, assumed Mr. Shea's portfolio management responsibility for the Fund.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses increased by 0.06% from June 30, 2025 to June 30, 2026 as a result of the change to the expense cap limitation applicable to ordinary fund operating expenses from 0.50% to 0.65% for its Class P shares during the fund’s fiscal year effective October 29, 2025.

Material Fund Change Adviser [Text Block]

Christopher Shea no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Jeremy Zinn, Edmund Tran, Jeffrey Hans, and Adam Scheiner, assumed Mr. Shea's portfolio management responsibility for the Fund.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.
C000205444
Shareholder Report [Line Items]
Fund Name		UBS Sustainable Development Bank Bond Fund
Class Name		Class P
Trading Symbol		UDBPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.25%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1–5 Year / 60% 5–10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the U.S. dollar-denominated multilateral development bank bond market. Over the twelve months ended June 30, 2026, yields on 10-year U.S. Treasury bonds rose, although less sharply than those on 2-year and 5-year U.S. Treasury bonds. This resulted in a flattening of the U.S. Treasury yield curve between the 2-year and 10-year maturities, while shorter-term rates, such as 6-month yields, declined. At the end of the reporting period, the modified duration of the Fund's portfolio stood at 4.80 years, with a portfolio level yield to maturity of 4.3% and an average portfolio level rating of AA+.

What worked:

• The extra income earned by the fund's holdings' almost entirely offset the negative contribution from position deviations resulting from diversification requirements imposed by the mutual fund structure.

What didn’t work:

• Issue selection contributed slightly negatively to relative performance. The main detractors from an issue selection perspective were International Development Association (underweight), and European Investment Bank and Nordic Investment Bank (off-benchmark holdings). The Fund holds off-benchmark securities to comply with the diversification requirements of the mutual fund structure.

• Duration positioning detracted from relative returns. Active deviations were primarily caused by a large inflow (6% of NAV) in March 2026, which introduced overnight risk as the fund daily share purchase deadline occurs after fixed income market close.

• Trading related to client flows and index rebalancing also detracted from relative performance due to transaction costs.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg U.S. Treasury Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	Bloomberg US Aggregate Bond Index
10/24/18	$10,000	$10,000	$10,000	$10,000
10/31/18	$9,980	$9,982	$9,986	$9,975
11/30/18	$10,068	$10,070	$10,080	$10,035
12/31/18	$10,213	$10,287	$10,266	$10,219
1/31/19	$10,306	$10,335	$10,327	$10,328
2/28/19	$10,298	$10,307	$10,317	$10,322
3/31/19	$10,473	$10,504	$10,489	$10,520
4/30/19	$10,466	$10,475	$10,492	$10,523
5/31/19	$10,671	$10,721	$10,696	$10,709
6/30/19	$10,775	$10,820	$10,803	$10,844
7/31/19	$10,775	$10,807	$10,805	$10,868
8/31/19	$11,031	$11,175	$11,067	$11,149
9/30/19	$10,956	$11,080	$11,001	$11,090
10/31/19	$10,974	$11,088	$11,022	$11,123
11/30/19	$10,942	$11,054	$10,984	$11,118
12/31/19	$10,907	$10,992	$10,957	$11,110
1/31/20	$11,130	$11,261	$11,175	$11,324
2/29/20	$11,345	$11,560	$11,403	$11,528
3/31/20	$11,507	$11,894	$11,557	$11,460
4/30/20	$11,579	$11,970	$11,643	$11,664
5/31/20	$11,614	$11,939	$11,676	$11,718
6/30/20	$11,639	$11,950	$11,702	$11,792
7/31/20	$11,715	$12,087	$11,781	$11,968
8/31/20	$11,676	$11,955	$11,749	$11,871
9/30/20	$11,678	$11,971	$11,752	$11,865
10/31/20	$11,606	$11,858	$11,678	$11,812
11/30/20	$11,639	$11,900	$11,717	$11,928
12/31/20	$11,649	$11,872	$11,712	$11,944
1/31/21	$11,592	$11,758	$11,642	$11,858
2/28/21	$11,419	$11,545	$11,443	$11,687
3/31/21	$11,286	$11,367	$11,349	$11,541
4/30/21	$11,359	$11,452	$11,424	$11,632
5/31/21	$11,400	$11,492	$11,473	$11,670
6/30/21	$11,442	$11,566	$11,531	$11,752
7/31/21	$11,580	$11,723	$11,657	$11,884
8/31/21	$11,556	$11,703	$11,638	$11,861
9/30/21	$11,445	$11,576	$11,517	$11,758
10/31/21	$11,367	$11,567	$11,453	$11,755
11/30/21	$11,419	$11,656	$11,509	$11,790
12/31/21	$11,366	$11,596	$11,464	$11,760
1/31/22	$11,190	$11,377	$11,280	$11,507
2/28/22	$11,124	$11,302	$11,226	$11,378
3/31/22	$10,785	$10,950	$10,885	$11,062
4/30/22	$10,533	$10,610	$10,648	$10,642
5/31/22	$10,599	$10,630	$10,701	$10,711
6/30/22	$10,511	$10,536	$10,617	$10,543
7/31/22	$10,687	$10,704	$10,794	$10,800
8/31/22	$10,414	$10,439	$10,525	$10,495
9/30/22	$10,097	$10,078	$10,193	$10,042
10/31/22	$10,022	$9,938	$10,107	$9,912
11/30/22	$10,233	$10,204	$10,320	$10,276
12/31/22	$10,183	$10,151	$10,295	$10,230
1/31/23	$10,408	$10,405	$10,494	$10,545
2/28/23	$10,170	$10,162	$10,285	$10,272
3/31/23	$10,473	$10,456	$10,585	$10,533
4/30/23	$10,546	$10,512	$10,642	$10,597
5/31/23	$10,453	$10,390	$10,565	$10,481
6/30/23	$10,327	$10,312	$10,446	$10,444
7/31/23	$10,335	$10,276	$10,444	$10,437
8/31/23	$10,322	$10,222	$10,443	$10,370
9/30/23	$10,163	$9,996	$10,288	$10,107
10/31/23	$10,072	$9,876	$10,209	$9,947
11/30/23	$10,374	$10,219	$10,499	$10,397
12/31/23	$10,644	$10,562	$10,771	$10,795
1/31/24	$10,666	$10,533	$10,798	$10,766
2/29/24	$10,520	$10,395	$10,651	$10,614
3/31/24	$10,576	$10,461	$10,710	$10,712
4/30/24	$10,384	$10,218	$10,516	$10,441
5/31/24	$10,522	$10,367	$10,663	$10,618
6/30/24	$10,636	$10,471	$10,773	$10,719
7/31/24	$10,866	$10,700	$11,023	$10,969
8/31/24	$11,006	$10,837	$11,156	$11,127
9/30/24	$11,123	$10,968	$11,280	$11,276
10/31/24	$10,878	$10,706	$11,035	$10,996
11/30/24	$10,942	$10,790	$11,096	$11,112
12/31/24	$10,809	$10,623	$10,967	$10,930
1/31/25	$10,885	$10,678	$11,042	$10,988
2/28/25	$11,078	$10,909	$11,231	$11,230
3/31/25	$11,130	$10,934	$11,291	$11,234
4/30/25	$11,277	$11,003	$11,438	$11,279
5/31/25	$11,203	$10,890	$11,360	$11,198
6/30/25	$11,330	$11,026	$11,490	$11,370
7/31/25	$11,291	$10,983	$11,453	$11,340
8/31/25	$11,454	$11,099	$11,614	$11,476
9/30/25	$11,488	$11,193	$11,654	$11,601
10/31/25	$11,546	$11,262	$11,712	$11,673
11/30/25	$11,629	$11,332	$11,802	$11,746
12/31/25	$11,591	$11,294	$11,774	$11,728
1/31/26	$11,613	$11,284	$11,789	$11,741
2/28/26	$11,803	$11,489	$11,986	$11,933
3/31/26	$11,623	$11,290	$11,806	$11,723
4/30/26	$11,623	$11,281	$11,809	$11,736
5/31/26	$11,610	$11,294	$11,804	$11,773
6/30/26	$11,634	$11,326	$11,822	$11,801

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 10/24/18
Class P	2.68%	0.33%	1.99%
Bloomberg U.S. Treasury Index	2.71%	(0.42%)	1.63%
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	2.89%	0.50%	2.20%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	2.18%

Performance Inception Date		Oct. 24, 2018
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 79,184,947
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$79,184,947
# of Portfolio Holdings	85
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Table Summary
Value	Value
Investment companies	0.6%
Non-U.S. government agency obligations	99.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
International Bank for Reconstruction & Development, 4.625%, due 01/15/32	4.6%
Inter-American Development Bank, 4.125%, due 01/23/36	3.6
International Bank for Reconstruction & Development, 4.000%, due 05/06/32	3.5
Inter-American Development Bank, 4.375%, due 07/16/35	3.4
European Bank for Reconstruction & Development, 4.250%, due 03/13/34	3.3

Material Fund Change [Text Block]
C000205443
Shareholder Report [Line Items]
Fund Name		UBS Sustainable Development Bank Bond Fund
Class Name		Class P2
Trading Symbol		UDBTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$15	0.15%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1–5 Year / 60% 5–10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the U.S. dollar-denominated multilateral development bank bond market. Over the twelve months ended June 30, 2026, yields on 10-year U.S. Treasury bonds rose, although less sharply than those on 2-year and 5-year U.S. Treasury bonds. This resulted in a flattening of the U.S. Treasury yield curve between the 2-year and 10-year maturities, while shorter-term rates, such as 6-month yields, declined. At the end of the reporting period, the modified duration of the Fund's portfolio stood at 4.80 years, with a portfolio level yield to maturity of 4.3% and an average portfolio level rating of AA+.

What worked:

• The extra income earned by the fund's holdings' almost entirely offset the negative contribution from position deviations resulting from diversification requirements imposed by the mutual fund structure.

What didn’t work:

• Issue selection contributed slightly negatively to relative performance. The main detractors from an issue selection perspective were International Development Association (underweight), and European Investment Bank and Nordic Investment Bank (off-benchmark holdings). The Fund holds off-benchmark securities to comply with the diversification requirements of the mutual fund structure.

• Duration positioning detracted from relative returns. Active deviations were primarily caused by a large inflow (6% of NAV) in March 2026, which introduced overnight risk as the fund daily share purchase deadline occurs after fixed income market close.

• Trading related to client flows and index rebalancing also detracted from relative performance due to transaction costs.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P2	Bloomberg U.S. Treasury Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	Bloomberg US Aggregate Bond Index
10/30/20	$10,000	$10,000	$10,000	$10,000
10/31/20	$10,000	$10,000	$10,000	$10,000
11/30/20	$10,028	$10,035	$10,033	$10,098
12/31/20	$10,037	$10,012	$10,029	$10,112
1/31/21	$9,990	$9,916	$9,969	$10,040
2/28/21	$9,841	$9,736	$9,798	$9,895
3/31/21	$9,728	$9,586	$9,718	$9,771
4/30/21	$9,792	$9,658	$9,782	$9,848
5/31/21	$9,829	$9,691	$9,824	$9,880
6/30/21	$9,866	$9,753	$9,874	$9,950
7/31/21	$9,986	$9,886	$9,981	$10,061
8/31/21	$9,967	$9,869	$9,965	$10,042
9/30/21	$9,863	$9,762	$9,862	$9,955
10/31/21	$9,797	$9,755	$9,807	$9,952
11/30/21	$9,843	$9,830	$9,855	$9,982
12/31/21	$9,799	$9,779	$9,816	$9,956
1/31/22	$9,648	$9,594	$9,659	$9,742
2/28/22	$9,601	$9,531	$9,612	$9,633
3/31/22	$9,310	$9,234	$9,321	$9,365
4/30/22	$9,095	$8,948	$9,118	$9,010
5/31/22	$9,143	$8,964	$9,163	$9,068
6/30/22	$9,069	$8,885	$9,091	$8,926
7/31/22	$9,231	$9,027	$9,242	$9,144
8/31/22	$8,987	$8,803	$9,012	$8,885
9/30/22	$8,714	$8,499	$8,728	$8,502
10/31/22	$8,650	$8,380	$8,654	$8,391
11/30/22	$8,834	$8,605	$8,837	$8,700
12/31/22	$8,792	$8,560	$8,815	$8,661
1/31/23	$8,987	$8,775	$8,986	$8,927
2/28/23	$8,782	$8,570	$8,807	$8,696
3/31/23	$9,046	$8,818	$9,064	$8,917
4/30/23	$9,110	$8,865	$9,113	$8,971
5/31/23	$9,030	$8,762	$9,047	$8,874
6/30/23	$8,922	$8,696	$8,945	$8,842
7/31/23	$8,930	$8,665	$8,943	$8,836
8/31/23	$8,920	$8,620	$8,942	$8,779
9/30/23	$8,784	$8,430	$8,809	$8,556
10/31/23	$8,707	$8,328	$8,742	$8,421
11/30/23	$8,969	$8,617	$8,990	$8,803
12/31/23	$9,203	$8,907	$9,223	$9,140
1/31/24	$9,224	$8,882	$9,246	$9,115
2/29/24	$9,098	$8,766	$9,120	$8,986
3/31/24	$9,149	$8,822	$9,171	$9,069
4/30/24	$8,983	$8,617	$9,005	$8,840
5/31/24	$9,104	$8,742	$9,130	$8,990
6/30/24	$9,194	$8,830	$9,225	$9,075
7/31/24	$9,405	$9,024	$9,439	$9,287
8/31/24	$9,527	$9,139	$9,553	$9,420
9/30/24	$9,629	$9,249	$9,658	$9,546
10/31/24	$9,419	$9,029	$9,449	$9,309
11/30/24	$9,475	$9,099	$9,502	$9,408
12/31/24	$9,361	$8,959	$9,391	$9,254
1/31/25	$9,418	$9,005	$9,455	$9,303
2/28/25	$9,586	$9,199	$9,617	$9,508
3/31/25	$9,633	$9,220	$9,668	$9,511
4/30/25	$9,762	$9,279	$9,794	$9,549
5/31/25	$9,699	$9,183	$9,728	$9,480
6/30/25	$9,810	$9,299	$9,838	$9,626
7/31/25	$9,777	$9,262	$9,807	$9,601
8/31/25	$9,920	$9,360	$9,945	$9,715
9/30/25	$9,951	$9,439	$9,979	$9,821
10/31/25	$10,003	$9,497	$10,029	$9,883
11/30/25	$10,076	$9,556	$10,106	$9,944
12/31/25	$10,044	$9,524	$10,082	$9,930
1/31/26	$10,054	$9,516	$10,095	$9,940
2/28/26	$10,230	$9,689	$10,264	$10,103
3/31/26	$10,076	$9,520	$10,110	$9,925
4/30/26	$10,076	$9,513	$10,112	$9,936
5/31/26	$10,066	$9,524	$10,108	$9,967
6/30/26	$10,078	$9,551	$10,123	$9,991

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 10/30/20
Class P2	2.73%	0.43%	0.14%
Bloomberg U.S. Treasury Index	2.71%	(0.42%)	(0.81%)
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	2.89%	0.50%	0.22%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	(0.02%)

Performance Inception Date		Oct. 30, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet		$ 79,184,947
Holdings Count | Holding		85
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$79,184,947
# of Portfolio Holdings	85
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Table Summary
Value	Value
Investment companies	0.6%
Non-U.S. government agency obligations	99.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
International Bank for Reconstruction & Development, 4.625%, due 01/15/32	4.6%
Inter-American Development Bank, 4.125%, due 01/23/36	3.6
International Bank for Reconstruction & Development, 4.000%, due 05/06/32	3.5
Inter-American Development Bank, 4.375%, due 07/16/35	3.4
European Bank for Reconstruction & Development, 4.250%, due 03/13/34	3.3

Material Fund Change [Text Block]
C000166868
Shareholder Report [Line Items]
Fund Name		UBS Multi Income Bond Fund
Class Name		Class A
Trading Symbol		UTBAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]		This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance summary

• Rates (ex US) allocations: Allocations to UK and Colombian fixed income securities rates both added to the performance.

• Emerging Market Debt exposure: The overweight to emerging market debt (EMD) in addition to security selection within EMD both contributed.

• Credit allocations: Overweights to investment grade and high yield corporate debt were additive.

• Securitized assets: Allocations to asset-backed securities and collateralized loan obligations positively contributed.

• Active foreign exchange/currency (FX): Active currency trades contributed positively on a net basis particularly long FX exposure to the Brazilian real and Egyptian pound.

What didn’t work:

• Yield Curve Positioning: The portfolio was at times positioned for a steeper yield curve particularly in 2026 which detracted.

• Mortgage-backed securities (MBS) positioning: Active management in the MBS sector detracted relative to the benchmark.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg US Aggregate Bond Index
9/29/16	$9,627	$10,000
9/30/16	$9,608	$9,977
10/31/16	$9,556	$9,900
11/30/16	$9,302	$9,666
12/31/16	$9,331	$9,680
1/31/17	$9,360	$9,699
2/28/17	$9,435	$9,764
3/31/17	$9,415	$9,759
4/30/17	$9,490	$9,834
5/31/17	$9,578	$9,910
6/30/17	$9,598	$9,900
7/31/17	$9,665	$9,942
8/31/17	$9,727	$10,032
9/30/17	$9,692	$9,984
10/31/17	$9,716	$9,990
11/30/17	$9,705	$9,977
12/31/17	$9,762	$10,023
1/31/18	$9,691	$9,907
2/28/18	$9,570	$9,813
3/31/18	$9,611	$9,876
4/30/18	$9,516	$9,803
5/31/18	$9,490	$9,873
6/30/18	$9,491	$9,860
7/31/18	$9,513	$9,863
8/31/18	$9,549	$9,926
9/30/18	$9,531	$9,862
10/31/18	$9,403	$9,784
11/30/18	$9,400	$9,843
12/31/18	$9,530	$10,024
1/31/19	$9,719	$10,130
2/28/19	$9,734	$10,124
3/31/19	$9,913	$10,319
4/30/19	$9,928	$10,321
5/31/19	$10,087	$10,505
6/30/19	$10,215	$10,636
7/31/19	$10,244	$10,660
8/31/19	$10,511	$10,936
9/30/19	$10,465	$10,878
10/31/19	$10,494	$10,911
11/30/19	$10,508	$10,905
12/31/19	$10,517	$10,897
1/31/20	$10,739	$11,107
2/29/20	$10,905	$11,307
3/31/20	$10,380	$11,241
4/30/20	$10,543	$11,440
5/31/20	$10,686	$11,494
6/30/20	$10,863	$11,566
7/31/20	$11,089	$11,739
8/31/20	$11,007	$11,644
9/30/20	$11,025	$11,638
10/31/20	$10,970	$11,586
11/30/20	$11,124	$11,699
12/31/20	$11,174	$11,715
1/31/21	$11,099	$11,631
2/28/21	$10,926	$11,463
3/31/21	$10,810	$11,320
4/30/21	$10,889	$11,410
5/31/21	$10,926	$11,447
6/30/21	$11,039	$11,527
7/31/21	$11,146	$11,656
8/31/21	$11,125	$11,634
9/30/21	$11,025	$11,533
10/31/21	$11,017	$11,530
11/30/21	$11,002	$11,564
12/31/21	$10,980	$11,535
1/31/22	$10,738	$11,286
2/28/22	$10,579	$11,160
3/31/22	$10,303	$10,850
4/30/22	$9,918	$10,439
5/31/22	$9,933	$10,506
6/30/22	$9,504	$10,341
7/31/22	$9,723	$10,594
8/31/22	$9,621	$10,294
9/30/22	$9,351	$9,850
10/31/22	$9,363	$9,722
11/30/22	$9,657	$10,080
12/31/22	$9,666	$10,034
1/31/23	$9,954	$10,343
2/28/23	$9,723	$10,075
3/31/23	$9,907	$10,331
4/30/23	$9,972	$10,394
5/31/23	$9,874	$10,281
6/30/23	$9,907	$10,244
7/31/23	$9,944	$10,237
8/31/23	$9,871	$10,172
9/30/23	$9,666	$9,913
10/31/23	$9,517	$9,757
11/30/23	$9,912	$10,198
12/31/23	$10,285	$10,589
1/31/24	$10,275	$10,560
2/29/24	$10,171	$10,411
3/31/24	$10,260	$10,507
4/30/24	$10,023	$10,241
5/31/24	$10,167	$10,415
6/30/24	$10,228	$10,514
7/31/24	$10,470	$10,759
8/31/24	$10,566	$10,914
9/30/24	$10,704	$11,060
10/31/24	$10,458	$10,786
11/30/24	$10,529	$10,900
12/31/24	$10,431	$10,721
1/31/25	$10,506	$10,778
2/28/25	$10,657	$11,015
3/31/25	$10,630	$11,019
4/30/25	$10,601	$11,063
5/31/25	$10,574	$10,984
6/30/25	$10,792	$11,152
7/31/25	$10,744	$11,123
8/31/25	$10,915	$11,256
9/30/25	$11,018	$11,379
10/31/25	$11,072	$11,450
11/30/25	$11,150	$11,521
12/31/25	$11,149	$11,504
1/31/26	$11,205	$11,516
2/28/26	$11,288	$11,705
3/31/26	$11,048	$11,499
4/30/26	$11,175	$11,512
5/31/26	$11,274	$11,547
6/30/26	$11,320	$11,575

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 9/29/16
Class A	4.89%	0.50%	1.68%
Class A with Load	0.98%	(0.26%)	1.28%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.51%

Performance Inception Date		Sep. 29, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jun. 30, 2025
AssetsNet		$ 120,859,821
Holdings Count | Holding		243
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover	[3]	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$120,859,821
# of Portfolio Holdings	243
Portfolio Turnover Rate	38%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$0
Footnote	Description
Footnote*	Excludes TBA transactions.

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Mortgage-backed securities	1.4%
Non-U.S. government agency obligations	10.3%
U.S. government agency obligations	15.7%
Asset-backed securities	16.5%
Corporate bonds	69.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.000%	4.8%
Uniform Mortgage-Backed Security, TBA, 5.500%	3.9
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/37	1.9
Ally Financial, Inc., 6.848%, due 01/03/30	1.5
Government National Mortgage Association, TBA, 5.000%	1.5

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Material Fund Change Adviser [Text Block]

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.
C000166870
Shareholder Report [Line Items]
Fund Name		UBS Multi Income Bond Fund
Class Name		Class P
Trading Symbol		UTBPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]		This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.65%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance summary

• Rates (ex US) allocations: Allocations to UK and Colombian fixed income securities rates both added to the performance.

• Emerging Market Debt exposure: The overweight to emerging market debt (EMD) in addition to security selection within EMD both contributed.

• Credit allocations: Overweights to investment grade and high yield corporate debt were additive.

• Securitized assets: Allocations to asset-backed securities and collateralized loan obligations positively contributed.

• Active foreign exchange/currency (FX): Active currency trades contributed positively on a net basis particularly long FX exposure to the Brazilian real and Egyptian pound.

What didn’t work:

• Yield Curve Positioning: The portfolio was at times positioned for a steeper yield curve particularly in 2026 which detracted.

• Mortgage-backed securities (MBS) positioning: Active management in the MBS sector detracted relative to the benchmark.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg US Aggregate Bond Index
6/30/16	$10,000	$10,000
7/31/16	$10,106	$10,063
8/31/16	$10,121	$10,052
9/30/16	$10,124	$10,046
10/31/16	$10,072	$9,969
11/30/16	$9,806	$9,733
12/31/16	$9,845	$9,747
1/31/17	$9,879	$9,766
2/28/17	$9,953	$9,832
3/31/17	$9,940	$9,827
4/30/17	$10,021	$9,902
5/31/17	$10,117	$9,979
6/30/17	$10,133	$9,969
7/31/17	$10,206	$10,011
8/31/17	$10,280	$10,101
9/30/17	$10,245	$10,053
10/31/17	$10,272	$10,059
11/30/17	$10,264	$10,046
12/31/17	$10,319	$10,092
1/31/18	$10,252	$9,976
2/28/18	$10,126	$9,881
3/31/18	$10,172	$9,945
4/30/18	$10,066	$9,871
5/31/18	$10,048	$9,941
6/30/18	$10,044	$9,929
7/31/18	$10,077	$9,931
8/31/18	$10,109	$9,995
9/30/18	$10,100	$9,931
10/31/18	$9,965	$9,852
11/30/18	$9,964	$9,911
12/31/18	$10,104	$10,093
1/31/19	$10,299	$10,200
2/28/19	$10,324	$10,195
3/31/19	$10,516	$10,390
4/30/19	$10,534	$10,393
5/31/19	$10,705	$10,577
6/30/19	$10,843	$10,710
7/31/19	$10,869	$10,734
8/31/19	$11,161	$11,012
9/30/19	$11,108	$10,953
10/31/19	$11,148	$10,986
11/30/19	$11,158	$10,981
12/31/19	$11,177	$10,973
1/31/20	$11,415	$11,184
2/29/20	$11,594	$11,386
3/31/20	$11,031	$11,319
4/30/20	$11,214	$11,520
5/31/20	$11,369	$11,573
6/30/20	$11,559	$11,646
7/31/20	$11,802	$11,820
8/31/20	$11,717	$11,725
9/30/20	$11,739	$11,718
10/31/20	$11,682	$11,666
11/30/20	$11,849	$11,781
12/31/20	$11,905	$11,797
1/31/21	$11,828	$11,712
2/28/21	$11,645	$11,543
3/31/21	$11,524	$11,399
4/30/21	$11,611	$11,489
5/31/21	$11,653	$11,527
6/30/21	$11,776	$11,608
7/31/21	$11,892	$11,737
8/31/21	$11,872	$11,715
9/30/21	$11,767	$11,614
10/31/21	$11,762	$11,610
11/30/21	$11,748	$11,645
12/31/21	$11,728	$11,615
1/31/22	$11,471	$11,365
2/28/22	$11,304	$11,238
3/31/22	$11,012	$10,926
4/30/22	$10,595	$10,511
5/31/22	$10,621	$10,579
6/30/22	$10,164	$10,413
7/31/22	$10,394	$10,667
8/31/22	$10,295	$10,366
9/30/22	$10,008	$9,918
10/31/22	$10,023	$9,790
11/30/22	$10,340	$10,150
12/31/22	$10,351	$10,104
1/31/23	$10,662	$10,415
2/28/23	$10,416	$10,145
3/31/23	$10,608	$10,403
4/30/23	$10,680	$10,466
5/31/23	$10,584	$10,352
6/30/23	$10,623	$10,315
7/31/23	$10,664	$10,308
8/31/23	$10,588	$10,242
9/30/23	$10,370	$9,982
10/31/23	$10,205	$9,824
11/30/23	$10,640	$10,269
12/31/23	$11,042	$10,662
1/31/24	$11,025	$10,633
2/29/24	$10,916	$10,483
3/31/24	$11,014	$10,580
4/30/24	$10,762	$10,312
5/31/24	$10,926	$10,487
6/30/24	$10,986	$10,587
7/31/24	$11,248	$10,834
8/31/24	$11,362	$10,990
9/30/24	$11,513	$11,137
10/31/24	$11,243	$10,860
11/30/24	$11,330	$10,975
12/31/24	$11,227	$10,796
1/31/25	$11,311	$10,853
2/28/25	$11,466	$11,092
3/31/25	$11,448	$11,096
4/30/25	$11,411	$11,140
5/31/25	$11,393	$11,060
6/30/25	$11,622	$11,230
7/31/25	$11,581	$11,200
8/31/25	$11,767	$11,334
9/30/25	$11,872	$11,458
10/31/25	$11,942	$11,529
11/30/25	$12,020	$11,601
12/31/25	$12,021	$11,584
1/31/26	$12,084	$11,596
2/28/26	$12,184	$11,786
3/31/26	$11,928	$11,578
4/30/26	$12,068	$11,591
5/31/26	$12,178	$11,627
6/30/26	$12,230	$11,656

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	5.23%	0.76%	2.03%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jun. 30, 2025
AssetsNet		$ 120,859,821
Holdings Count | Holding		243
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover	[4]	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$120,859,821
# of Portfolio Holdings	243
Portfolio Turnover Rate	38%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$0
Footnote	Description
Footnote*	Excludes TBA transactions.

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Mortgage-backed securities	1.4%
Non-U.S. government agency obligations	10.3%
U.S. government agency obligations	15.7%
Asset-backed securities	16.5%
Corporate bonds	69.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.000%	4.8%
Uniform Mortgage-Backed Security, TBA, 5.500%	3.9
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/37	1.9
Ally Financial, Inc., 6.848%, due 01/03/30	1.5
Government National Mortgage Association, TBA, 5.000%	1.5

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Material Fund Change Adviser [Text Block]

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.
C000237722
Shareholder Report [Line Items]
Fund Name		UBS Multi Income Bond Fund
Class Name		Class P2
Trading Symbol		UTBTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]		This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-647 1568
Additional Information Website		https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$21	0.20%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance summary

• Rates (ex US) allocations: Allocations to UK and Colombian fixed income securities rates both added to the performance.

• Emerging Market Debt exposure: The overweight to emerging market debt (EMD) in addition to security selection within EMD both contributed.

• Credit allocations: Overweights to investment grade and high yield corporate debt were additive.

• Securitized assets: Allocations to asset-backed securities and collateralized loan obligations positively contributed.

• Active foreign exchange/currency (FX): Active currency trades contributed positively on a net basis particularly long FX exposure to the Brazilian real and Egyptian pound.

What didn’t work:

• Yield Curve Positioning: The portfolio was at times positioned for a steeper yield curve particularly in 2026 which detracted.

• Mortgage-backed securities (MBS) positioning: Active management in the MBS sector detracted relative to the benchmark.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P2	Bloomberg US Aggregate Bond Index
10/11/23	$10,000	$10,000
10/31/23	$9,871	$9,826
11/30/23	$10,289	$10,271
12/31/23	$10,685	$10,664
1/31/24	$10,676	$10,635
2/29/24	$10,577	$10,485
3/31/24	$10,671	$10,582
4/30/24	$10,434	$10,314
5/31/24	$10,600	$10,489
6/30/24	$10,665	$10,589
7/31/24	$10,925	$10,836
8/31/24	$11,035	$10,992
9/30/24	$11,181	$11,139
10/31/24	$10,928	$10,863
11/30/24	$11,011	$10,977
12/31/24	$10,911	$10,798
1/31/25	$11,008	$10,855
2/28/25	$11,165	$11,094
3/31/25	$11,139	$11,098
4/30/25	$11,119	$11,142
5/31/25	$11,101	$11,062
6/30/25	$11,329	$11,232
7/31/25	$11,289	$11,202
8/31/25	$11,477	$11,336
9/30/25	$11,586	$11,460
10/31/25	$11,653	$11,532
11/30/25	$11,744	$11,603
12/31/25	$11,744	$11,586
1/31/26	$11,813	$11,598
2/28/26	$11,909	$11,788
3/31/26	$11,661	$11,581
4/30/26	$11,804	$11,594
5/31/26	$11,918	$11,630
6/30/26	$11,976	$11,658

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 10/11/23
Class P2	5.70%	6.85%
Bloomberg US Aggregate Bond Index	3.79%	5.80%

Performance Inception Date		Oct. 11, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date			Jun. 30, 2025
AssetsNet		$ 120,859,821
Holdings Count | Holding		243
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover	[5]	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$120,859,821
# of Portfolio Holdings	243
Portfolio Turnover Rate	38%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$0
Footnote	Description
Footnote*	Excludes TBA transactions.

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Mortgage-backed securities	1.4%
Non-U.S. government agency obligations	10.3%
U.S. government agency obligations	15.7%
Asset-backed securities	16.5%
Corporate bonds	69.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.000%	4.8%
Uniform Mortgage-Backed Security, TBA, 5.500%	3.9
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/37	1.9
Ally Financial, Inc., 6.848%, due 01/03/30	1.5
Government National Mortgage Association, TBA, 5.000%	1.5

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Material Fund Change Adviser [Text Block]

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Summary of Change Legend [Text Block]		The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

[1]	Excludes TBA transactions.
[2]	Excludes TBA transactions.
[3]	Excludes TBA transactions.
[4]	Excludes TBA transactions.
[5]	Excludes TBA transactions.